Certain risks and concentration - Additional Information (Details)	12 Months Ended
	Dec. 31, 2023 USD ($) customer	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Certain risks and concentration
Maximum foreign ownership in internet information provider or other value-added telecommunication service provider's business allowed under PRC laws and regulations	50.00%
Revenues	$ 363,722,000	$ 341,497,000	$ 238,782,000
Number of top customers accounted for net revenues | customer	10
Restricted net assets	$ 173,226,000
Percentage of restricted net assets	53.00%
Shenzhen Xunlei
Certain risks and concentration
Term of operating contract	10 years
Net revenues | Concentration of customer risk | Top 10 customers
Certain risks and concentration
Percentage of net revenues accounted from customers	31.00%	33.00%	35.00%
Net revenues | Concentration of customer risk | Customer A
Certain risks and concentration
Percentage of net revenues accounted from customers	15.00%	14.00%	13.00%
Revenues	$ 53,900,000	$ 49,400,000	$ 31,400,000